FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($) $ / shares $ / $	Dec. 31, 2023 CAD ($) $ / shares $ / $	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Oct. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Net proceeds on settlement of debt derivatives and forward contracts				$ (107.0)	$ (492.0)
Fair value, assets				425.0					$ 1,136.0
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 2,188.0
Fair value, assets				5.0					72.0
Debt derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Fair value, assets				$ 352.0					916.0
Lease Liabilities | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 416	$ 357
Average foreign exchange rate | $ / $				1.349	1.329
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 1,590	$ 1,650
Average foreign exchange rate | $ / $				1.336	1.325
Fair value, assets				$ 132.0					94.0
Equity derivative effect, net of interest receipt
Disclosure of detailed information about financial instruments [line items]
Fair value, assets					$ 48.0				$ 54.0
Weighted average price of hedging instrument (in dollars per share) | $ / shares				53.27		53.27
Equity derivative effect, net of interest receipt | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Fair value, assets				$ 6.0	$ 6.0
Weighted average price of hedging instrument (in dollars per share) | $ / shares				53.27	54.02	53.27	54.02
Equity derivative effect, net of interest receipt | Performance-based RSUs
Disclosure of detailed information about financial instruments [line items]
Fair value, assets					$ 0.5
Weighted average price of hedging instrument (in dollars per share) | $ / shares					58.14		58.14
Senior Notes Due 2023 - 4.100%
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 850
Interest rate								4.10%
Repayment of long-term debt	$ 877.0
Senior Notes Due 2023 - 4.100% | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Net proceeds on settlement of debt derivatives and forward contracts		$ (288.0)
Senior Notes Due 2025 | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Net proceeds on settlement of debt derivatives and forward contracts		$ 60.0	$ 1,000
Senior Notes, Debentures, And Subordinated Debt | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 17,250	$ 14,750
Average foreign exchange rate | $ / $				1.272	1.259